OTHER LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about carrying value of other liabilities [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Contingent share consideration	231	1,117
Lease liabilities	2,617	—
	2,848	1,117

Disclosure of detailed information about lease liabilities [Table Text Block]
Balance, August 31, 2019	$—
IFRS 16 transition	2,219
Lease additions	2,220
Lease payments	(897)
Interest expense on lease liabilities	163
Balance, August 31, 2020	3,705
Current portion included in accounts payable and accrued liabilities	(1,088)
Long-term portion	$2,617

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease liabilities [Table Text Block]
Less than 1 year	$1,553
1 to 2 years	1,049
2 to 3 years	1,045
3 to 4 years	998
4 to 5 years	768
Thereafter	606
Total	$6,019